Cover	12 Months Ended
Jun. 30, 2019 shares
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Avita Medical, Ltd.
Entity Central Index Key	0001762303
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39059
Document Shell Company Report	false
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 7, 330 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3000
Contact Personnel Fax Number	61 (0) 8 9474 7742
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,871,299,575
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
American Depositary Shares
Trading Symbol	RCEL
Title of 12(b) Security	American Depositary Shares (each representing 20 Ordinary Shares)
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	25,518,358